PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of detailed information of production costs
Production costs for the years ended December 31, 2017 and 2016 include the following:

	Year ended December 31, 2017	Year ended December 31, 2016
Operating costs	$287,918	$192,499
Share based payment expense. (note 24(b(ii)))	397	343
Production costs	$288,315	$192,842